Goodwill and Identified Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 0
Amortization	$ 1,129	$ 1,047	$ 4,189	$ 3,335	$ 3,259